Earning Per Share (Tables)	3 Months Ended
Mar. 31, 2023
Summary of weighted average number of common shares outstanding
	Three months
	ended March 31,
	2023	2022
Issued common shares at beginning of period	90,515,140	85,545,875
Effect of shares issued	-	480,798
Weighted average number of common shares outstanding – basic	90,515,140	86,026,673
Weighted average number of shares outstanding – diluted	90,515,140	86,026,673